Vanguard Funds

Supplement Dated July 19, 2024, to the Prospectus

This supplement updates the prospectus for each Vanguard fund listed below:

Vanguard 500 Index Fund	Vanguard Mid-Cap Growth Index Fund
Vanguard Advice Select Dividend Growth	Vanguard Mid-Cap Index Fund
Fund
Vanguard Advice Select Global Value Fund	Vanguard Mid-Cap Value Index Fund
Vanguard Advice Select International Growth	Vanguard Pacific Stock Index Fund
Fund
Vanguard Baillie Gifford Global Positive	Vanguard PRIMECAP Fund
Impact Stock Fund
Vanguard Balanced Index Fund	Vanguard PRIMECAP Core Fund
Vanguard Capital Opportunity Fund	Vanguard Russell 1000 Index Fund
Vanguard Communication Services Index	Vanguard Russell 1000 Growth Index Fund
Fund
Vanguard Consumer Discretionary Index Fund	Vanguard Russell 1000 Value Index Fund
Vanguard Consumer Staples Index Fund	Vanguard Russell 2000 Growth Index Fund
Vanguard Developed Markets Index Fund	Vanguard Russell 2000 Index Fund
Vanguard Dividend Appreciation Index Fund	Vanguard Russell 2000 Value Index Fund
Vanguard Dividend Growth Fund	Vanguard Russell 3000 Index Fund
Vanguard Emerging Markets Select Stock	Vanguard S&P 500 Growth Index Fund
Fund
Vanguard Emerging Markets Stock Index	Vanguard S&P 500 Value Index Fund
Fund
Vanguard Energy Index Fund	Vanguard S&P Mid-Cap 400 Growth Index
Fund
Vanguard Equity Income Fund	Vanguard S&P Mid-Cap 400 Index Fund
Vanguard ESG International Stock ETF	Vanguard S&P Mid-Cap 400 Value Index Fund
Vanguard ESG U.S. Stock ETF	Vanguard S&P Small-Cap 600 Growth Index
Fund
Vanguard European Stock Index Fund	Vanguard S&P Small-Cap 600 Index Fund
Vanguard ExplorerTM Fund	Vanguard S&P Small-Cap 600 Value Index
Fund
Vanguard Explorer ValueTM Fund	Vanguard Selected Value Fund
Vanguard Extended Market Index Fund	Vanguard Small-Cap Growth Index Fund
Vanguard Financials Index Fund	Vanguard Small-Cap Index Fund
Vanguard FTSE All-World ex-US Index Fund	Vanguard Small-Cap Value Index Fund
Vanguard FTSE All-World ex-US Small-Cap	Vanguard Strategic Equity Fund
Index Fund
Vanguard FTSE Social Index Fund	Vanguard Strategic Small-Cap Equity Fund
Vanguard Global Capital Cycles Fund	Vanguard Tax-Managed Balanced Fund
Vanguard Global Equity Fund	Vanguard Tax-Managed Capital Appreciation
Fund
Vanguard Global ESG Select Stock Fund	Vanguard Tax-Managed Small-Cap Fund
Vanguard Global Minimum Volatility Fund	Vanguard Total International Stock Index Fund
Vanguard Global Wellesley® Income Fund	Vanguard Total Stock Market Index Fund
Vanguard Global WellingtonTM Fund	Vanguard Total World Stock Index Fund
Vanguard Global ex-U.S. Real Estate Index	Vanguard U.S. Growth Fund
Fund
Vanguard Growth and Income Fund	Vanguard U.S. Minimum Volatility ETF
Vanguard Growth Index Fund	Vanguard U.S. Momentum Factor ETF
Vanguard Health Care Fund	Vanguard U.S. Multifactor ETF
Vanguard Health Care Index Fund	Vanguard U.S. Multifactor Fund
Vanguard High Dividend Yield Index Fund	Vanguard U.S. Quality Factor ETF
Vanguard Industrials Index Fund	Vanguard U.S. Value Factor ETF
Vanguard Information Technology Index Fund	Vanguard Utilities Index Fund
Vanguard Institutional Index Fund	Vanguard Value Index Fund
Vanguard Institutional Total Stock Market	Vanguard Variable Insurance Funds (VVIF)
Index Fund	Balanced Portfolio
Vanguard International Core Stock Fund	VVIF Capital Growth Portfolio
Vanguard International Dividend Appreciation	VVIF Diversified Value Portfolio
Index Fund
Vanguard International Dividend Growth Fund	VVIF Equity Income Portfolio
Vanguard International ExplorerTM Fund	VVIF Equity Index Portfolio
Vanguard International Growth Fund	VVIF Growth Portfolio
Vanguard International High Dividend Yield	VVIF International Portfolio
Index Fund
Vanguard International Value Fund	VVIF Mid-Cap Index Portfolio
Vanguard Large-Cap Index Fund	VVIF Real Estate Index Portfolio
Vanguard Market Neutral Fund	VVIF Small Company Growth Portfolio
Vanguard Materials Index Fund	Vanguard Wellesley® Income Fund
Vanguard Mega Cap Index Fund	Vanguard WellingtonTM Fund
Vanguard Mega Cap Growth Index Fund	Vanguard WindsorTM Fund
Vanguard Mega Cap Value Index Fund	Vanguard WindsorTM II Fund
Vanguard Mid-Cap Growth Fund

Prospectus Text Changes

In the More on the Fund(s) or More on the Portfolio section under the “Security Selection” heading, the paragraph beginning “The ability of the advisor(s)…” is deleted and replaced as follows:

Ownership Limitations

As the assets managed by Vanguard and its external advisors continue to grow, the securities held by Vanguard funds increasingly are impacted by ownership limitations. Ownership limitations restrict the amount that funds can invest in certain securities, due to either regulatory limits that apply to certain industries (for example, banking and utilities) or mechanisms that some issuers have in place to deter takeover attempts (for example, poison pills). These restrictions can have negative impacts on funds, including the inability of an index fund to track its index, the inability of a fund to meet its investment objectives, negative performance impacts, and unanticipated tax consequences. The impact of a particular ownership limitation on a Vanguard fund will vary based on several factors, including, but not limited to, the industry to which the limitation applies, the country or region of a particular issuer, and the regulatory body imposing the limitation. In addition to the impacts of specific ownership limitations, Vanguard is also subject to the risk of multiple ownership limitations applying at one time, which could increase the likelihood of a fund experiencing the negative impacts listed above. Vanguard attempts to mitigate the impacts of ownership limitations on the Vanguard funds through the various methods discussed below in Methods to Address Ownership Limits. However, it is possible that these methods will be unsuccessful.

Impacts of Ownership Limitations

When an ownership limitation applies, Vanguard may need to tell the Vanguard funds how much of impacted securities each fund can buy and hold. When this occurs, a fund may not be able to buy additional securities or continue to hold existing securities above its allocated amounts. For index funds, this can result in tracking error if a fund cannot buy or hold the securities it needs in order to replicate or sample its target index. For active funds, this can result in a fund’s advisor not being able to take advantage of favorable opportunities to invest in securities that are subject to limitations. For both index and active funds, the inability to buy or hold securities could prevent a fund from being able to meet its investment objective or invest in accordance with its investment strategy, and/or could negatively impact the fund’s performance. In addition, the steps Vanguard and the Vanguard funds take to address ownership limitations could result in additional costs and/or unanticipated tax consequences to a fund that affect the amount, timing, and character of distributions to the fund’s shareholders. The more assets Vanguard and its third-party advisors manage, the more likely it is that ownership limitations could affect the Vanguard funds negatively.

Methods to Address Ownership Limitations

Vanguard and the Vanguard funds try to manage the negative impacts that ownership limitations could have on the Vanguard funds by seeking permission (relief) from regulators and/or issuers to purchase or hold more securities than the amount allowed by ownership limitations. However, it is not always possible to secure relief, and there is an increasing amount of uncertainty around how much ownership limitations relief regulators will grant to asset managers like Vanguard. Given this uncertainty, there is no guarantee that Vanguard or the Vanguard funds will be able to obtain additional relief from ownership limitations in the future. In addition, the relief upon which Vanguard and the Vanguard funds currently rely, which has allowed Vanguard to exceed certain ownership limitations, could be reduced or revoked, forcing the Vanguard funds to sell down one or more securities to comply with the ownership limitations. If a fund has to sell securities, there could be negative impacts to fund performance as well as unanticipated tax consequences that could impact the amount, timing, and character of distributions to the fund’s shareholders.

When a Vanguard fund cannot buy or hold securities directly due to ownership limitations, the fund will typically try to get indirect exposure to impacted securities. The fund does this so that it can replicate as closely as possible the returns the fund would get if it directly owned the impacted securities. Indirect exposure can be accomplished through the use of derivatives, such as total return swaps, or by investing in wholly owned subsidiaries that hold the impacted securities. Both of these methods of obtaining indirect exposure increase fund costs, and, depending on the extent to which these alternatives are used by a fund to avoid exceeding ownership limits, the added costs could have a negative impact on the fund’s performance. The risks of derivatives use are discussed elsewhere in the prospectus.

The following is added to the More on the Fund(s) or More on the Portfolio section under the heading “Other Investment Policies and Risks”:

A Fund/Portfolio may use derivatives as an alternate means to obtain economic exposure if the Fund/Portfolio is required to limit its investment in a particular issuer or industry.

The following is added to the More on the Fund(s) or More on the Portfolio section under the heading “Temporary Investment Measures”:

A Fund/Portfolio may also invest beyond its normal limits in derivatives as an alternate means to obtain economic exposure if the Fund/Portfolio is required to limit its investment in a particular issuer or industry.

©2024 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

PS EQB 072024

Vanguard Admiral Funds®

Vanguard Chester Funds

Vanguard ExplorerTM Fund

Vanguard Fenway Funds

Vanguard Fixed Income Securities Funds

Vanguard Horizon Funds®

Vanguard Index Funds

Vanguard Institutional Index Funds

Vanguard International Equity Index Funds

Vanguard Montgomery Funds

Vanguard Quantitative Funds

Vanguard Scottsdale Funds

Vanguard Specialized Funds

Vanguard STAR®Funds

Vanguard Tax-Managed Funds®

Vanguard Trustees’ Equity Fund

Vanguard Valley Forge Funds

Vanguard Variable Insurance Funds

Vanguard Wellesley® Income Fund

Vanguard WellingtonTM Fund

Vanguard Whitehall Funds

Vanguard WindsorTM Funds

Vanguard World Fund

Supplement Dated July 19, 2024, to the Statement of Additional Information

Statement of Additional Information Text Changes

In the Investment Strategies, Risks, and Nonfundamental Policies section under the subsection “Derivatives,” the following is added after the first sentence in the second paragraph:

A fund may use derivatives as an alternate means to obtain economic exposure if the fund is required to limit its investment in a particular issuer or industry.

Also in the Investment Strategies, Risks, and Nonfundamental Policies section, the subsection “Ownership Limitations and Regulatory Relief” is deleted in its entirety and replaced with the following:

Ownership Limitations and Regulatory Relief. The more assets that Vanguard, its affiliates, and its external advisors manage, the more the Vanguard funds are or may be negatively impacted by ownership restrictions and limitations imposed by law, by regulation or regulators, or by issuers. Ownership restrictions and limitations can apply to certain industries (for example, banking, insurance, and utilities), certain issuers (who may, for example, have mechanisms such as poison pills in place to prevent takeovers), or certain transactions, and will also vary significantly in different contexts. A fund can be subject to more than one ownership limitation depending on its holdings, and each ownership limitation can impact multiple securities held by the fund.

Ownership limitations can restrict or impair a fund’s investment activities in a variety of ways. To meet the requirements of a limitation or restriction, a fund may be unable to purchase or directly hold a security the fund would otherwise purchase or hold if the limitation did not apply. For index funds, this means a fund may not be able to track its index as closely as it would if it was not subject to an ownership limitation because the fund cannot buy its desired amount of an impacted security. For actively managed funds, this means a fund may miss an opportunity to invest in an impacted security that the fund’s investment advisor otherwise would invest in if the fund were not subject to an ownership limitation. These types of restrictions could negatively impact a fund’s performance.

When a Vanguard fund is subject to an ownership limitation, Vanguard or the fund typically will seek permission to exceed the limitation. However, there is no guarantee that permission will be granted, or that, once granted, it will not be modified or revoked at a later date. If this happens, the fund could be required to sell or otherwise dispose of holdings in one or more issuers to comply with limitations. In order to obtain permission to exceed an ownership limitation, Vanguard may have to agree to certain conditions that will impact its ability to exercise rights on behalf of funds. For example, Vanguard may be required to agree to vote proxies in a certain way for any securities Vanguard funds hold that exceed a particular ownership limitation.

For situations in which Vanguard does not have or is unable to obtain permission to exceed ownership limitations, Vanguard, its affiliates, and its external advisors have adopted a policy designed to allocate ownership of impacted securities across Vanguard products in a way that Vanguard deems fair and equitable over time. This allocation policy could result in certain Vanguard products obtaining zero or reduced direct exposure to one or more impacted securities and/or indirect exposure to impacted securities. In order to obtain indirect exposure, funds may use derivatives (such as total return swaps) or invest in wholly owned subsidiaries that hold the impacted securities. Both of these ways of obtaining indirect exposure may be more costly than owning securities of the issuer directly. Depending on the circumstances, certain Vanguard funds may incur and bear the costs associated with transactions entered into for these purposes that other Vanguard funds do not incur and bear. In addition, Vanguard, its affiliates, and its external advisors are not able to guarantee that they will be able to obtain some or all of the derivatives that funds want in order to gain indirect exposure to an impacted security. This limited availability of derivatives may impact the ability of a fund to meet its investment objective or invest in accordance with its investment strategy, and/or have additional impacts to fund performance. Additionally, funds that use derivatives for indirect exposure are subject to derivatives-related risks.

Ownership limitations and the use of derivatives to address ownership limitations could result in unanticipated tax consequences to a fund that may affect the amount, timing, and character of distributions to shareholders. The taxation of derivatives can be complex and, depending upon the type and amount of derivatives employed by a fund, the tax consequences of using derivatives could be worse than the tax consequences that result from direct exposure to impacted securities.

Ownership limitations are highly complex. It is possible that, despite a fund’s intent to either comply with or be granted permission to exceed ownership limitations, it may inadvertently breach a limit.

In the Management of the Fund(s) section, the following replaces similar text under the “Management” subheading:

Management. Corporate management and administrative services include (1) executive staff, (2) accounting and financial, (3) legal and regulatory, (4) shareholder account maintenance, (5) monitoring and control of custodian relationships, (6) shareholder reporting, (7) review and evaluation of advisory and other services provided to the funds by third parties, and (8) such other services necessary to operate the funds at the lowest reasonable cost in accordance with the Agreement.

© 2024 The Vanguard Group, Inc. All rights reserved.	SAI EQB 072024
Vanguard Marketing Corporation, Distributor.